Filed pursuant to Rule 497(e)
File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Bond Fund

AMG Managers Global Income Opportunity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Bond Fund will change to AMG Managers Loomis Sayles Bond Fund and all references in the Prospectus and SAI to AMG Managers Bond Fund will be superseded with references to AMG Managers Loomis Sayles Bond Fund.

Effective as of October 1, 2016, with respect to AMG Managers Special Equity Fund and AMG Managers Bond Fund, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Service Class	Class S
Institutional Class	Class I

Effective as of October 1, 2016, shares of AMG Managers Global Income Opportunity Fund’s sole class will be reclassified and redesignated as Class S shares and all references in the Prospectus and SAI to AMG Managers Global Income Opportunity Fund’s sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds—AMG Managers Special Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

ST374

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.51%	0.26%
Total Annual Fund Operating Expenses	1.41%	1.16%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.36%	1.11%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$138	$441	$766	$1,687
Class I	$113	$364	$633	$1,405

The first paragraph of the section under “Summary of the Funds – AMG Managers Special Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Service Class shares of the Fund (formerly Managers Class shares of the Fund, which were renamed Service Class shares on April 1, 2013) were renamed Class S shares and outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG Managers Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee	0.625%	0.625%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.34%	0.24%
Total Annual Fund Operating Expenses	0.97%	0.87%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	0.99%	0.89%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. Recoupment amounts shown are based on expense information being restated to reflect current fees. No recoupment occurred during the prior fiscal year. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$309	$536	$1,186
Class I	$90	$278	$481	$1,069

The first paragraph of the section under “Summary of the Funds – AMG Managers Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding

Service Class shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Service Class shares on April 1, 2013) were renamed Class S shares and outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

With respect to AMG Managers Special Equity Fund and AMG Managers Bond Fund, the information regarding investment minimums in the section under “Summary of the Funds” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of AMG Managers Special Equity Fund and AMG Managers Bond Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class S

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class S (all accounts): $100

Class I (all accounts): $1,000

The sections under “Summary of the Funds – AMG Managers Global Income Opportunity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class S
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.54%
Total Annual Fund Operating Expenses	1.09%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	0.89%

[1]	Expense information has been restated to reflect current fees.
[2]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$327	$581	$1,311

The first paragraph of the section under “Summary of the Funds – AMG Managers Global Income Opportunity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund’s sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The first paragraph of the sub-section “AMG Managers Bond Fund – Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class S and Class I shares are authorized to pay up to 0.15% and 0.05%, respectively, in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class S and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. The Distributor receives no compensation from the Funds for its services as distributor.

The last paragraph of the sub-section “Fund Management – AMG Managers Special Equity Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to each of the Fund’s Subadvisors. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The last paragraph of the sub-section “Fund Management – AMG Managers Bond Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.625% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The last paragraph of the sub-section “Fund Management – AMG Managers Global Income Opportunity Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.55% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The sub-section “Choosing a Share Class – AMG Managers Special Equity Fund and AMG Managers Bond Fund Only” in the section “Shareholder Guide” is hereby renamed “Choosing a Share Class.”

The sub-section “Choosing a Share Class – Service Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS S SHARES

All Funds

Class S shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class S’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% with respect to AMG Managers Loomis Sayles Bond Fund and 0.25% with respect to AMG Managers Special Equity Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class S shares do not pay distribution (12b-1) fees.

The sub-section “Choosing a Share Class – Institutional Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS I SHARES

AMG Managers Loomis Sayles Bond Fund and AMG Managers Special Equity Fund

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders of AMG Managers Loomis Sayles Bond Fund may bear shareholder servicing fees of up to 0.05% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.

See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The third paragraph in the sub-section “Management and Subadvisory Agreements” in the section “Management of Funds” is hereby deleted and replaced with the following:

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisors and advising the Trustees of the subadvisors which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadvisor employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadvisor; recommending changes of or additional subadvisors when appropriate, coordinating the investment activities of the subadvisors, and compensating the subadvisors; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisors.

The following replaces similar disclosure in the sub-section “Compensation of Investment Manager and the Subadvisors” in the section “Management of the Funds:”

Fund	Investment Management Fee
Global Income Opportunity Fund	0.55%

The first paragraph of the sub-section “Administrative Services and Distribution Arrangements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE